Schedule of contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	$ 22,247	$ 2,147
Year 2		10,404
Year 3
Year 4
Year 5 and over
Total	22,247	12,551
Convertible Debentures [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	21,000
Year 2		10,404
Year 3
Year 4
Year 5 and over
Total	21,000	10,404
Trade And Other Payables [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Year 1	1,247	2,147
Year 2
Year 3
Year 4
Year 5 and over
Total	$ 1,247	$ 2,147